UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

              Check here if Amendment []; Amendment Number:
              This Amendment (Check only one.):  [] is a restatement.
                                                 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Pirate Capital LLC
Address:         200 Connecticut Avenue
                 Norwalk, CT  06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson Jr.

Title: Manager

Phone: 203 854-1100

Signature, Place, and Date of Signing:

/s/ Thomas R. Hudson Jr.     Norwalk, Connecticut     11/4/2008
      [Signature]                [City, State]          [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          3

 Form 13F Information Table Value Total:         64,363
                                                (thousands)

List of Other Included Managers:                 None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                               September 30, 2008

Column 1                     Column 2   Column 3   Column 4   Column 5                Column 6     Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                         SHARES OR  SH/   PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
      NAME OF ISSUER          CLASS      CUSIP   VALUE (000)   PRN AMT   PRN   CALL  DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
1 BRINK'S CO                  common    109696104   47,686      781,474   SH        Shared-Defined    NONE     781,474
2 PEP BOYS MANNY MOE & JACK   common    713278109   15,478    2,504,493   SH        Shared-Defined    NONE   2,504,493
3 VCG HOLDING CORP            common    91821K101    1,199      353,680   SH        Shared-Defined    NONE     353,680
                                                    64,363.0